Pensions and other post retirement benefits - Change in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	£ (218)	£ (263)	£ (1,933)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(23)	(22)	(65)
Employer contributions	327	419	475
Exchange adjustments	(97)	(101)	175
Net defined benefit (liability) asset, ending balance	(953)	(218)	(263)
Actual return on plan assets	(512)	1,239	1,278
Expected contributions to plans in the following year	269	307	363
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	24,793	23,858	24,375
Changes in net defined benefit liability (asset) [abstract]
Interest income	728	749	710
Return on plan assets (less than)/in excess of interest¹	(1,240)	490	568
Administration costs	(16)	(14)	(16)
Employer contributions	327	419	475
Employee contributions	1	1	1
Benefits paid	(1,279)	(1,377)	(1,285)
Exchange adjustments	434	667	(970)
Net defined benefit (liability) asset, ending balance	23,748	24,793	23,858
Pensions | UK
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	1,231	1,104	(156)
Changes in net defined benefit liability (asset) [abstract]
Interest income	31	31	(3)
Employer contributions	156	174	150
Exchange adjustments	0	0	0
Net defined benefit (liability) asset, ending balance	1,520	1,231	1,104
Actual return on plan assets	(542)	846	466
Expected contributions to plans in the following year	137	148	140
Pensions | UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	15,507	15,330	15,489
Changes in net defined benefit liability (asset) [abstract]
Interest income	366	389	363
Return on plan assets (less than)/in excess of interest¹	(908)	457	103
Administration costs	(9)	(6)	(6)
Employer contributions	156	174	150
Employee contributions	1	1	1
Benefits paid	(749)	(838)	(770)
Exchange adjustments	0	0	0
Net defined benefit (liability) asset, ending balance	14,364	15,507	15,330
Pensions | US
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	(509)	(552)	(728)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(21)	(21)	(27)
Employer contributions	153	231	208
Exchange adjustments	(42)	(42)	75
Net defined benefit (liability) asset, ending balance	(1,113)	(509)	(552)
Actual return on plan assets	233	318	560
Expected contributions to plans in the following year	125	150	221
Pensions | US | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	6,646	6,030	6,322
Changes in net defined benefit liability (asset) [abstract]
Interest income	259	256	246
Return on plan assets (less than)/in excess of interest¹	(26)	62	314
Administration costs	(6)	(7)	(9)
Employer contributions	153	231	208
Employee contributions	0	0	0
Benefits paid	(374)	(398)	(362)
Exchange adjustments	320	472	(689)
Net defined benefit (liability) asset, ending balance	6,972	6,646	6,030
Other post-retirement benefits | US
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	(940)	(815)	(1,049)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(33)	(32)	(35)
Employer contributions	18	14	117
Exchange adjustments	(55)	(59)	100
Net defined benefit (liability) asset, ending balance	(1,360)	(940)	(815)
Actual return on plan assets	(203)	75	252
Expected contributions to plans in the following year	7	9	2
Other post-retirement benefits | US | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	2,640	2,498	2,564
Changes in net defined benefit liability (asset) [abstract]
Interest income	103	104	101
Return on plan assets (less than)/in excess of interest¹	(306)	(29)	151
Administration costs	(1)	(1)	(1)
Employer contributions	18	14	117
Employee contributions	0	0	0
Benefits paid	(156)	(141)	(153)
Exchange adjustments	114	195	(281)
Net defined benefit (liability) asset, ending balance	2,412	£ 2,640	£ 2,498
NG UKPS | Pensions
Changes in net defined benefit liability (asset) [abstract]
Actuarial loss arising from buy-in arrangement	£ 700